Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Goodwill
Balance	$ 675,647	$ 608,761
Adjustments on account of foreign exchange	4,585	(11,730)
Balance	765,104	675,647
Net CHB, LLC
Goodwill
Acquisition of goodwill		26,797
Foxtrot
Goodwill
Acquisition of goodwill		1,527
XPS
Goodwill
Acquisition of goodwill		43,529
Supply Vision
Goodwill
Acquisition of goodwill		$ 6,763
GroundCloud
Goodwill
Acquisition of goodwill	83,918
Localz
Goodwill
Acquisition of goodwill	$ 954